CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses current portion | $	$ 7,470		$ 6,189
Trade receivables, allowance for credit losses noncurrent portion | $	$ 1,117		$ 0
Ordinary shares, par value | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	120,000,000		120,000,000
Ordinary shares, shares issued	87,413,119		85,184,889
Ordinary shares, shares outstanding	83,931,596		81,703,366
Treasury stock, ordinary shares	3,481,523		3,481,523